RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY

Accounts payable and accrued expenses – related party consists of the following:

	As of December 31, 2025	As of December 31, 2024

Accounts payable - related party	$303,321	$296,154
Accrued expenses - related party	4,407,098	3,958,264
Accrued interest - related party	3,620,514	3,128,768
Total accounts payable and accrued expenses - related party	$8,330,933	$7,383,186